Operating Lease and Asset Retirement Obligations	12 Months Ended
Jan. 31, 2013
Operating Lease and Asset Retirement Obligations

(10) Operating Lease and Asset Retirement Obligations

Future minimum lease payments required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year from January 31, 2013, are as follows:

(in thousands)	Operating Leases
2014	$6,127
2015	3,878
2016	2,589
2017	2,001
2018	1,611

Minimum lease payments	$16,206

The Company’s operating leases are primarily for light and medium duty trucks and other equipment. Rent expense under operating leases (including insignificant amounts of contingent rental payments) was $23.7 million, $28.7 million and $28.9 million in 2013, 2012 and 2011, respectively.

Asset retirement obligations consist of the estimated costs of dismantlement, removal, site reclamation and similar activities associated with our oil and gas properties. An asset retirement obligation and the related asset retirement cost are recorded when a well is drilled and completed. The asset retirement cost is determined based on the expected costs to complete the reclamation at the end of the well’s economic life, discounted to its present value using a credit adjusted risk-free-rate. After initial recording, the liability is increased for the passage of time, with the increase being reflected in the consolidated results of operations as depreciation, depletion and amortization. Asset retirement costs are capitalized as part of oil and gas properties and depleted accordingly. During fiscal year 2013, the Company sold the assets of its Energy division. These obligations were included as part of the sale.

Asset retirement obligations recorded in other long-term liabilities as of January 31, 2013, 2012 and 2011 were as follows:

(in thousands)	January 31, 2013	January 31, 2012	January 31, 2011
Beginning asset retirement obligation	$1,835	$1,667	$1,498
Liabilities incurred during year	—	63	71
Liabilities settled during year	—	—	—
Accretion expense	75	105	98
Liability transferred upon sale of business	(1,910)	—	—

Ending asset retirement obligation	$—	$1,835	$1,667